Available-for-sale equity securities (Details 2) In Thousands, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended									1 Months Ended		12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Dec. 31, 2013 Life Corporation Limited (LFC)	Mar. 31, 2011 Life Corporation Limited (LFC) CNY	Mar. 31, 2009 Life Corporation Limited (LFC) CNY	Mar. 31, 2008 Life Corporation Limited (LFC) CNY	Mar. 31, 2014 Life Corporation Limited (LFC) USD ($)	Mar. 31, 2014 Life Corporation Limited (LFC) CNY	Mar. 31, 2013 Life Corporation Limited (LFC) CNY	Mar. 29, 2012 Life Corporation Limited (LFC)	Jun. 30, 2011 Life Corporation Limited (LFC)	Mar. 31, 2010 Life Corporation Limited (LFC)	Aug. 31, 2013 CGL (Cordlife Group Limited) SGD	Feb. 28, 2013 CGL (Cordlife Group Limited) SGD	Mar. 31, 2014 CGL (Cordlife Group Limited) CNY	Mar. 31, 2014 CGL (Cordlife Group Limited) SGD	Mar. 31, 2014 CGL (Cordlife Group Limited) USD ($)	Mar. 31, 2013 CGL (Cordlife Group Limited) CNY	Mar. 29, 2012 CGL (Cordlife Group Limited)	Jun. 30, 2011 CGL (Cordlife Group Limited)
Schedule of Available-for-sale Securities
Ordinary shares acquired						6,841,666	5,795,000	11,730,000
Cost to acquire ordinary shares						13,245	11,172	53,699
Ordinary shares held						24,366,666			8,122,222	8,122,222	24,366,666		24,366,666						24,366,666	24,366,666		24,366,666
Percentage equity interest owned						16.80%	18.90%	12.90%	11.40%	11.40%	14.10%	14.10%	16.10%	16.30%					9.20%	10.50%	10.50%	16.10%
Stock reverse-split ratio (as a percent)					0.33
Announced dividends per ordinary share															0.01	0.01
Dividend income	1,594	9,911	4,685	7,217													2,414	487
Cost basis of the available-for-sale equity securities	6,546	40,690	40,690
Total unrealized net holding gain (loss)									(1,050)	(6,527)	(3,024)						121,047		19,472	59,836
The aggregate fair values of the available-for-sale equity securities	23,204	144,247	88,404
Other-than-temporary impairment recognized in earnings		0	0
Accumulated other-than-temporary impairment recognized in earnings		37,426	37,426